Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance corporation amount | $		$ 250,000
Deposit amount | €			€ 100
Cash equivalents amount | $		28,330,159		$ 6,759,265
Percentage of asset retirement obligation.				4.22%
Renewable energy | €	€ 280
Revenue receivable | $		$ 1,200,000
Renewable Natural Gas [Member]
Summary of Significant Accounting Policies [Line Items]
Renewable energy | €	€ 280